SCHEDULE OF SHARE CAPITAL AND SHARE PREMIUM (Details) (Paranthetical) - USD ($)		1 Months Ended
		May 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 26, 2024	Jul. 15, 2024	Apr. 30, 2024	Mar. 31, 2024		Oct. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Share capital		$ 8,000,000.0	$ 737			$ 50,000			$ 477			$ 475
Capital reserve		$ 8,000,000.0	$ 5,126,150						$ 3,752,192			$ 3,724,826
Warrants cancelled		4,170,520
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share						$ 0.00005
Number of shares authorised						960,000,000
Ordinary shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		5,086
Allotment of shares		5,086
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		4,170,520
Capital reserve		$ 6,700,000
Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		10,172
Issued capital [member]
IfrsStatementLineItems [Line Items]
Capital reserve		$ 1,300,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							6,869,960
Par value per share						$ 0.00005
Share capital						$ 50,000
Number of shares authorised						960,000,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							1,291,910
Par value per share						$ 0.00005
Number of shares authorised						40,000,000
Employee [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,003,680
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.00005						$ 0.00005
Diginex Solutions (HK) Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					4,170,520
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			19,907						11,626	[1]			314
Number of shares recapitalization													257,480
Diginex Solutions (HK) Limited [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	[1]								3,000
Diginex Solutions (HK) Limited [member] | Employee [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								44			44
Number of shares recapitalization								36,080			36,080
Diginex Group [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							410
Par value per share							$ 0.0001

[1]	Legally became a subsidiary of the Company on 15 July 2024.